Long-term debt and finance leases - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Long-term debt
Total long-term debt	R 137,339	R 109,454	R 81,405
Mining
Long-term debt
Total long-term debt		679
Exploration And Production International
Long-term debt
Total long-term debt		784
Energy
Long-term debt
Total long-term debt	8,893	9,503
Base Chemicals
Long-term debt
Total long-term debt	5,503	33,716
Performance Chemicals
Long-term debt
Total long-term debt	1,466	27,914
Group Functions
Long-term debt
Total long-term debt	R 121,477	R 36,858